SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-Consolidated Variable Interest Entities (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 provider
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Option agreement, number of providers | provider							2
Interest expense	$ 2,679,237	$ 0	$ 3,620,695	$ 0	$ 41,324	$ 0
Assets	304,301,937		304,301,937		59,094,847	1,840,218
Liabilities	138,212,190		138,212,190		30,945,150	1,073,325
Variable Interest Entity, Not Primary Beneficiary
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets	824,375		824,375		987,964	596,567
Liabilities	191,632		191,632		358,586	2,218
Variable Interest Entity, Not Primary Beneficiary | Provider One
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets					126,040	122,279
Liabilities					0	0
Variable Interest Entity, Not Primary Beneficiary | Provider Two
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets					861,924	474,288
Liabilities					358,586	2,218
Variable Interest Entity, Not Primary Beneficiary | Expense Support Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest expense	$ 0	$ 40,800	$ 29,721	$ 283,047	$ 347,013	$ 120,000